Share capital and share based payments - Disclosure of Changes in Number of Other Equity Instruments Outstanding (Details) - shares		12 Months Ended
	Feb. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercised during the period	(185,280)
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		3,678,354	2,752,198	1,607,345
Granted during the period		2,188,521	1,802,348	1,556,511
Forfeited during the period		(567,330)	(614,338)	(268,587)
Exercised during the period		(622,372)	(261,854)	(143,071)
Expired during the period		0	0	0
Balance at end of period		4,677,173	3,678,354	2,752,198
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		242,560	284,500	309,500
Granted during the period		40,000	0	0
Forfeited during the period		(31,740)	0	0
Exercised during the period		0	(16,940)	(25,000)
Expired during the period		0	(25,000)	0
Balance at end of period		250,820	242,560	284,500
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		1,105,822	1,360,822	1,362,322
Granted during the period		0	0	0
Forfeited during the period		0	0	0
Exercised during the period		(750)	(230,000)	(1,500)
Expired during the period		0	(25,000)	0
Balance at end of period		1,105,072	1,105,822	1,360,822